INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventory [Table Text Block]
	March 31, 2024	December 31, 2023
Raw materials and supplies	$1,053	$1,180
Finished goods	8,193	7,328
Total	$9,246	$8,508

	December 31, 2023	December 31, 2022
Thousands of United States dollars
Raw materials and supplies	$1,180	$2,363
Finished goods	7,328	6,384
Total	$8,508	$8,747